Prepaid expenses and other current assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses and other current assets
Advances to suppliers of inventories	$ 628,286	$ 704,563	$ 234,458
Prepaid expenses of services	280,950	217,074	235,652
Prepaid expenses of insurance and bonds	128,178	129,582	88,533
Other current assets	189,782	80,651	80,028
Total	$ 1,227,196	$ 1,131,870	$ 638,671